Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 219,127	$ 811,526
Prepaid expenses	546,368	701,663
Total current assets	765,495	1,513,189
Other assets		159,954
Investments held in Trust Account	311,615,892	311,175,471
Total Assets	312,381,387	312,848,614
Current liabilities:
Accounts payable	68,531	18,764
Accrued expenses	29,902	94,497
Due to related party	5,085
Total current liabilities	103,518	113,261
Deferred legal fees	6,193,192	3,966,447
Deferred underwriting commissions		10,890,707
Derivative warrant liabilities	16,218,840	25,795,700
Total liabilities	22,515,550	40,766,115
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	311,515,892	311,163,050
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized (excluding 31,116,305 shares subject to possible redemption) at June 30, 2022 and December 31, 2021
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,779,076 shares issued and outstanding at June 30, 2022 and December 31, 2021	778	778
Additional paid-in-capital
Accumulated deficit	(21,650,833)	(39,081,329)
Total shareholders’ deficit	(21,650,055)	(39,080,551)
Total Liabilities and Shareholders’ Deficit	$ 312,381,387	$ 312,848,614